Prepayments (Details) - Schedule of prepayments - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayments [Abstract]
Advance payments to suppliers	SFr 859,492	SFr 5,020
Clinical projects and related activities		164,916
Insurance	137,418	104,590
Other		3,063
Total prepayments	SFr 996,910	SFr 277,589